CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total KRW	Common Shares USD ($)	Common Shares KRW	Additional Paid-In Capital USD ($)	Additional Paid-In Capital KRW	Retained Earnings (Accumulated Deficit) USD ($)	Retained Earnings (Accumulated Deficit) KRW	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) KRW	Non-Controlling Interest in Subsidiary USD ($)	Non-Controlling Interest in Subsidiary KRW
Beginning Balance at Dec. 31, 2009		83,610,000,000		3,474,000,000		75,395,000,000		1,265,000,000		3,262,000,000		214,000,000
Beginning Balance (in shares) at Dec. 31, 2009				6,948,900
Increase of non-controlling interest from acquisition of a new subsidiary		10,802,000,000										10,802,000,000
Comprehensive income
Foreign currency translation adjustments, net of tax		290,000,000								290,000,000
Net income (loss)		3,710,000,000						3,730,000,000				(20,000,000)
Total comprehensive income		4,000,000,000
Ending Balance at Dec. 31, 2010		98,412,000,000		3,474,000,000		75,395,000,000		4,995,000,000		3,552,000,000		10,996,000,000
Ending Balance (in shares) at Dec. 31, 2010				6,948,900
Comprehensive income
Foreign currency translation adjustments, net of tax		(510,000,000)								(510,000,000)
Net income (loss)		12,757,000,000						14,928,000,000				(2,171,000,000)
Total comprehensive income		12,247,000,000
Ending Balance at Dec. 31, 2011	104,077,000	110,659,000,000	3,267,000	3,474,000,000	70,911,000	75,395,000,000	18,738,000	19,923,000,000	2,862,000	3,042,000,000	8,299,000	8,825,000,000
Ending Balance (in shares) at Dec. 31, 2011			6,948,900
Comprehensive income
Foreign currency translation adjustments, net of tax	(39,000)	(41,000,000)							(39,000)	(41,000,000)
Net income (loss)	(19,318,000)	(20,540,000,000)					(11,497,000)	(12,224,000,000)			(7,821,000)	(8,316,000,000)
Total comprehensive income	(19,357,000)	(20,581,000,000)
Ending Balance at Dec. 31, 2012	$ 84,720,000	90,078,000,000	$ 3,267,000	3,474,000,000	$ 70,911,000	75,395,000,000	$ 7,241,000	7,699,000,000	$ 2,823,000	3,001,000,000	$ 478,000	509,000,000
Ending Balance (in shares) at Dec. 31, 2012			6,948,900